Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,913	11,578	$ 804	5,006	44,172	171,227	$ 11	67	$ 11	65	121	92
Other current assets							43,353	262,449		271,006
Investment in subsidiaries							61	367		378
Total assets	120,926	732,047		747,550			43,425	262,882		271,450
Current liabilities	41,329	250,200		201,922			8,643	52,325		51,842
Total shareholders’ equity	76,038	460,307		519,234			34,782	210,558		219,608
Total liabilities and shareholders’ equity	$ 120,926	732,047		747,550			$ 43,425	262,882		271,450